Performance Management	Aug. 01, 2025
Davenport Core Leaders Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Core Leaders Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Core Leaders Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 7.26%.

During the periods shown in the bar chart, the highest return for a quarter was 18.81% during the quarter ended June 30, 2020 and the lowest return for a quarter was -20.31% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.26%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	18.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(20.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	20.63%	11.72%	10.98%
Return After Taxes on Distributions	19.11%	10.34%	9.86%
Return After Taxes on Distributions and Sale of Fund Shares	13.29%	9.10%	8.79%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-281-3217
Davenport Value & Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Value & Income Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Russell 1000® Value Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Value & Income Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 6.54%.

During the periods shown in the bar chart, the highest return for a quarter was 13.37% during the quarter ended December 31, 2020 and the lowest return for a quarter was -26.32% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	6.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	13.37%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(26.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	11.82%	5.84%	6.98%
Return After Taxes on Distributions	9.74%	4.60%	5.76%
Return After Taxes on Distributions and Sale of Fund Shares	8.52%	4.42%	5.39%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	8.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-281-3217
Davenport Equity Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Equity Opportunities Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Russell Midcap® Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Equity Opportunities Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 1.98%.

During the periods shown in the bar chart, the highest return for a quarter was 23.48% during the quarter ended June 30, 2020 and the lowest return for a quarter was -22.62% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	1.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	23.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(22.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	9.72%	10.58%	9.95%
Return After Taxes on Distributions	9.69%	8.70%	8.66%
Return After Taxes on Distributions and Sale of Fund Shares	5.77%	8.00%	7.85%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
RUSSELL MIDCAP® INDEX (reflects no deduction for fees, expenses, or taxes)	15.34%	9.92%	9.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-281-3217
Davenport Small Cap Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Small Cap Focus Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Russell 2000® Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Small Cap Focus Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is -5.69%.

During the periods shown in the bar chart, the highest return for a quarter was 33.62% during the quarter ended June 30, 2020 and the lowest return for a quarter was -28.04% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	(5.69%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	33.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(28.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	3.32%	10.05%	10.37%
Return After Taxes on Distributions	2.52%	7.90%	9.10%
Return After Taxes on Distributions and Sale of Fund Shares	2.30%	7.38%	8.20%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
RUSSELL 2000® INDEX (reflects no deduction for fees, expenses, or taxes)	11.54%	7.40%	7.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-281-3217
Davenport Insider Buying Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Insider Buying Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Russell 1000® Value Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Insider Buying Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is -2.07%.

During the periods shown in the bar chart, the highest return for a quarter was 7.59% during the quarter ended September 30, 2024 and the lowest return for a quarter was -7.26% during the quarter ended June 30, 2024.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	(2.07%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	7.59%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(7.26%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (November 30, 2023)
Return Before Taxes	3.12%	9.67%
Return After Taxes on Distributions	2.94%	9.45%
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	7.36%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	27.99%
RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)	14.37%	18.94%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-281-3217
Davenport Balanced Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s Performance History?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Balanced Income Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Russell 1000® Value Index, the Bloomberg U.S. Intermediate Government/Credit Bond Index, and the 60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Bond Index, a composite blend representing the U.S. stock and bond markets, are included as additional comparative indexes because they are representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Balanced Income Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 5.01%.

During the periods shown in the bar chart, the highest return for a quarter was 10.40% during the quarter ended June 30, 2020 and the lowest return for a quarter was -18.57% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	5.01%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	10.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(18.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Since Inception (December 31, 2015)
Return Before Taxes	7.98%	4.14%	5.57%
Return After Taxes on Distributions	6.81%	3.35%	4.83%
Return After Taxes on Distributions and Sale of Fund Shares	5.15%	3.04%	4.24%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.49%
RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	9.95%
BLOOMBERG U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)	3.00%	0.86%	1.78%
60% RUSSELL 1000® VALUE INDEX/ 40% BLOOMBERG US INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)	9.86%	5.88%	6.92%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-281-3217
Government Street Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 7.49%.

During the periods shown in the bar chart, the highest return for a quarter was 20.54% during the quarter ended June 30, 2020 and the lowest return for a quarter was –17.08% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.49%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	20.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	17.08%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	29.63%	15.43%	12.68%
Return After Taxes on Distributions	28.90%	13.85%	11.31%
Return After Taxes on Distributions and Sale of Fund Shares	18.04%	12.05%	10.11%
S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-866-738-1125
Government Street Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Opportunities Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of the Russell 3000® Index, a broad measure of market performance. The S&P Mid-Cap 400® Index is included as an additional comparative index since it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Opportunities Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 7.16%.

During the periods shown in the bar chart, the highest return for a quarter was 17.67% during the quarter ended June 30, 2020 and the lowest return for a quarter was –19.95% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.16%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	17.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	19.95%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Return Before Taxes	17.28%	12.27%	11.55%
Return After Taxes on Distributions	16.43%	11.39%	10.51%
Return After Taxes on Distributions and Sale of Fund Shares	10.89%	9.66%	9.26%
RUSSELL 3000® INDEX (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
S&P MID-CAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)	13.93%	10.34%	9.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-866-738-1125
Jamestown Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	What has been the Fund’s performance history?
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return through June 30, 2025 is 6.43%.

During the periods shown in the bar chart, the highest return for a quarter was 20.93% during the quarter ended June 30, 2020 and the lowest return for a quarter was -18.35% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	6.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	20.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(18.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024:
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	24.75%	15.31%	11.85%
Return After Taxes on Distributions	23.00%	13.53%	10.14%
Return After Taxes on Distributions and Sale of Fund Shares	15.84%	11.92%	9.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-866-738-1126